Significant Accounting Policies - Foreign currency transactions (Detail) - brazilianReal	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
US Dollars
Disclosure of significant accounting policies [line items]
Final rate	5.2177	5.5805	5.1967
Variation of foreign currency transactions final rate	(6.50%)	7.40%
Average rate	5.1655	5.3956	5.1578
Variation of foreign currency transactions average rate	(4.30%)	4.60%
Euro
Disclosure of significant accounting policies [line items]
Final rate	5.5694	6.3210	6.3779
Variation of foreign currency transactions final rate	(11.90%)	(0.90%)
Average rate	5.4420	6.3784	5.8989
Variation of foreign currency transactions average rate	(14.70%)	8.10%